May 10, 2018
EAS Crow Point Alternatives Fund

360 FUNDS

EAS Crow Point Alternatives Fund (the “Fund”)

Class A Shares (Ticker Symbol: EASAX)

Class C Shares (Ticker Symbol: EASYX)

Class I Shares (Ticker Symbol: EASIX)

Supplement dated May 10, 2018

To the Fund’s Prospectus dated October 13, 2017, as amended December 6, 2017

This Supplement revises information in the Fund’s prospectus dated October 13, 2017. If you would like another copy of the Fund’s prospectus, call us at 877-244-6235 or write to us at 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205 to request a free copy.

The following changes are made with respect to the Fund’s Prospectus:

SUMMARY

The following information under the section titled “Shareholder Fees” in the SUMMARY section of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following to remove the Redemption Fee:

Shareholder Fees (fees paid directly from your investment)

	Class A shares	Class C shares	Class I shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	1.00%[1]	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	None	None	None
Redemption Fee	None	None	None

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE